Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value of Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 were as follows:

	Fair value measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Cash and cash equivalents	$2,269	$—	$—	$2,269
Derivatives	—	—	19	19
Total	$2,269	$—	$19	$2,288
Liabilities
Warrants	—	—	156	156

	Fair value measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Derivatives	$—	$—	$122	$122
Bridge Notes	—	—	1,717	1,717
Warrants	—	—	591	591
Total	$—	$—	$2,430	$2,430
Liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022 were as follows:

	Fair value measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Embedded derivatives	$—	$—	$122	$122
Bridge Notes	—	—	1,717	1,717
Warrants	—	—	591	591
Total	$—	$—	$2,430	$2,430

	Fair value measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Convertible notes	—	—	4,270	4,270
Warrants	—	—	3,004	3,004
Total	$—	$—	$7,274	$7,274

Schedule of Fair Value Measurement of Liabilities Using Unobservable Inputs Reconciliation

The following summarizes the activity for the Company Level 3 assets and liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2024.

November 2023
(in thousands)	Bridge Notes
Fair value at December 31, 2023	$1,717
Loss on extinguishment of debt	275
Change in estimated fair value of convertible notes	316
Conversion to Series A Preferred Stock	(2,308)
Fair value at September 30, 2024	$—

The following table summarizes the activity for the Company Level 3 warrant liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2024:

	November 2023	December 2023	February 2024	Woodway	Registered Direct	Registered Direct Placement Agent	Best Efforts Pre-Funded	Best Efforts A-1	Best Efforts A-2	Best Efforts Placement Agent	Total
(in thousands)	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
Fair value at December 31, 2023	$165	$426	$—	$—	$—	$—	$—	$—	$—	$—	$591
Issuance of warrants	—	—	1,800	344	721	50	3,704	2,687	1,903	189	11,398
Change in estimated fair value of warrants	(165)	(304)	(1,797)	(344)	(719)	(50)	(1,141)	(2,577)	(1,869)	(182)	(9,148)
Loss on cancelation of warrants	—	358	—	—	—	—	—	—	—	—	358
Exercise of stock warrants	—	—	—	—	—	—	(2,563)	—	—	—	(2,563)
Conversion to Series A Preferred Stock		(480)	—	—	—	—	—	—	—	—	(480)
Fair value at September 30, 2024	$—	$—	$3	$—	$2	$—	$—	$110	$34	$7	$156

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	252
Exercise of stock warrants	(4,521)
Fair value at September 30, 2023	$—

November 2022
(in thousands)	Warrants
Fair value at December 31, 2022	$3,004
Issuance of warrants	—
Change in estimated fair value of financial instruments	(2,266)
Exercise of stock warrants	(738)
Fair value at September 30, 2023	$—

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2023

(in thousands)	Convertible Notes
Fair value at December 31, 2022	$4,270
Issuance of convertible notes	—
Change in estimated fair value of financial instruments	251
Conversion of convertible notes into common stock	(4,521)
Fair value at December 31, 2023	$—

	November 13, 2022	November 10, 2023	December 7, 2023	Total
(in thousands)	Warrants	Warrants	Warrants	Warrants
Fair value at December 31, 2022	$3,004	$—	$—	$3,004
Issuance of warrants	—	207	523	730
Change in estimated fair value of financial instruments	(2,266)	(42)	(97)	(2,405)
Exercise of stock warrants	(738)	—	—	(738)
Fair value at December 31, 2023	$—	$165	$426	$591

(in thousands)	Bridge Notes
Fair value at December 31, 2022	$—
Issuance of notes	1,663
Change in estimated fair value of financial instruments	54
Fair value at December 31, 2023	$1,717

(in thousands)	Derivatives
Fair value at December 31, 2022	$—
Issuance of derivatives	174
Change in estimated fair value of financial instruments	(52)
Fair value at December 31, 2023	$122

The following tables summarize the activity for the Company Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2022:

(in thousands)	Convertible Notes
Fair value at December 31, 2021	—
Issuance of convertible notes	10,303
Change in estimated fair value of financial instruments	107
Conversion of convertible notes into Series A preferred stock	(5,926)
Fair value at December 31, 2022	$4,270

(in thousands)	Warrants
Fair value at December 31, 2021	$—
Issuance of warrants	3,482
Change in estimated fair value of financial instruments	(478)
Fair value at December 31, 2022	$3,004

November 2023 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the November 2023 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	3.8%
Weighted-average expected term (in years)	4.67	5.35
Weighted-average expected volatility	81.2%	68.20%
Expected dividend yield	—%	—%

December 2023 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the December 2023 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	—%	3.8%
Weighted-average expected term (in years)	—	5.43
Weighted-average expected volatility	—%	67.90%
Expected dividend yield	—%	—%

February 2024 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the February 2024 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.4%	—%
Weighted-average expected term (in years)	9.48	—
Weighted-average expected volatility	93.3%	—%
Expected dividend yield	—%	—%

Woodway Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Woodway Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	9.53	—
Weighted-average expected volatility	66.6%	—%
Expected dividend yield	—%	—%

Registered Direct Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Placement Agent Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	4.70	—
Weighted-average expected volatility	81.5%	—%
Expected dividend yield	—%	—%

Registered Direct Offering Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Registered Offering Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.3%	—%
Weighted-average expected term (in years)	5.22	—
Weighted-average expected volatility	77.8%	—%
Expected dividend yield	—%	—%

Best Efforts A-1 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Best Efforts A-1 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.6%	—%
Weighted-average expected term (in years)	4.82	—
Weighted-average expected volatility	80.0%	—%
Expected dividend yield	—%	—%

Best Efforts A-2 Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Best Efforts A-2 Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.8%	—%
Weighted-average expected term (in years)	1.28	—
Weighted-average expected volatility	116.7%	—%
Expected dividend yield	—%	—%

Best Efforts Placement Agent Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Best Efforts Placement Agent Warrants are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	3.6%	—%
Weighted-average expected term (in years)	4.82	—
Weighted-average expected volatility	80.0%	—%
Expected dividend yield	—%	—%

Loss Restoration Agreement Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Assumptions Used to Estimate the Fair Value	The assumptions used to estimate the fair value of the Loss Restoration Derivative are as follows:

	September 30,	December 31,
	2024	2023
Weighted-average risk-free interest rate	4.7%	—%
Weighted-average expected term (in years)	1.25	—
Weighted-average expected volatility	116.7%	—%
Expected dividend yield	15.0%	—%